Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, Class L, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Class L, authorized	1,500,000	1,500,000	1,500,000
Common stock, Class L, issued		1,327,115	1,318,970
Common stock, Class L, outstanding		1,327,115	1,317,581
Preferred stock, par value	$ 0.001
Preferred stock, authorized	25,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	475,000,000	14,500,000	14,500,000
Common stock, issued	65,126,829	6,062,653	6,024,395
Common stock, outstanding	65,126,829	6,062,653	6,018,051
Treasury stock, shares			6,344